Basis of Preparation of the Financial Statements (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation [Abstract]
Schedule of functional currency
Currency	USD - ILS		USD - EUR
	2022	2021	2022	2021
June 30	3.500	3.260	0.962	0.841
Average for six months ended June 30	3.272	3.265	0.915	0.830
Average for three months ended June 30	3.341	3.265	0.938	0.830
December 31	-	3.110	-	0.883
Average for twelve months ended December 31	-	3.230	-	0.845